Equity (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Dividend Payment Restrictions [Table Text Block]
The table below sets forth the dividends permitted to be paid by the Company’s without insurance regulatory approval and dividends paid:

	2017	2016	2015
Company	Permitted Without Approval (1)	Paid (2)	Paid (2)
	(In millions)
Brighthouse Life Insurance Company	$473	$261	$500
Brighthouse Life Insurance Company of NY	$—	$—	$—
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(1) Reflects dividend amounts that may be paid during 2017 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2017, some or all of such dividends may require regulatory approval.
(2) Reflects all amounts paid, including those requiring regulatory approval.

Schedules of statutory net income, capital and surplus and reserve strengthening by subsidiary
Statutory capital and surplus was as follows at:

	December 31,
Company	2016	2015
	(In millions)
Brighthouse Life Insurance Company	$4,374	$5,942
Brighthouse Life Insurance Company of NY	$196	$321
Statutory net income (loss) was as follows:

		Years Ended December 31,
Company	State of Domicile	2016	2015	2014
		(In millions)
Brighthouse Life Insurance Company	Delaware	$1,186	$(1,022)	$1,543
Brighthouse Life Insurance Company of NY	New York	$(87)	$17	$11

Components of Accumulated Other Comprehensive Income (Loss)
Information regarding changes on the balances of each component of AOCI was as follows:

	Unrealized Investment Gains (Losses), Net of Related Offsets (1)	Unrealized Gains (Losses) on Derivatives	Foreign Currency Translation Adjustments	Total
	(In millions)
Balance at January 1, 2014	$906	$24	$40	$970
OCI before reclassifications	2,601	243	(56)	2,788
Deferred income tax benefit (expense)	(815)	(85)	4	(896)
AOCI before reclassifications, net of income tax	2,692	182	(12)	2,862
Amounts reclassified from AOCI	(11)	2	—	(9)
Deferred income tax benefit (expense)	4	(1)	—	3
Amounts reclassified from AOCI, net of income tax	(7)	1	—	(6)
Sale of subsidiary (2)	(320)	—	6	(314)
Deferred income tax benefit (expense)	80	—	—	80
Sale of subsidiary, net of income tax	(240)	—	6	(234)
Balance at December 31, 2014	2,445	183	(6)	2,622
OCI before reclassifications	(1,759)	95	(29)	(1,693)
Deferred income tax benefit (expense)	643	(33)	9	619
AOCI before reclassifications, net of income tax	1,329	245	(26)	1,548
Amounts reclassified from AOCI	78	(6)	—	72
Deferred income tax benefit (expense)	(28)	2	—	(26)
Amounts reclassified from AOCI, net of income tax	50	(4)	—	46
Balance at December 31, 2015	1,379	241	(26)	1,594
OCI before reclassifications	(565)	70	(3)	(498)
Deferred income tax benefit (expense)	185	(25)	—	160
AOCI before reclassifications, net of income tax	999	286	(29)	1,256
Amounts reclassified from AOCI	30	(43)	—	(13)
Deferred income tax benefit (expense)	(10)	15	—	5
Amounts reclassified from AOCI, net of income tax	20	(28)	—	(8)
Balance at December 31, 2016	$1,019	$258	$(29)	$1,248
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(1)	See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)	See Note 4.

Reclassification out of Accumulated Other Comprehensive Income (Loss)
Information regarding amounts reclassified out of each component of AOCI was as follows:

AOCI Components	Amounts Reclassified from AOCI			Consolidated Statements of Operations and Comprehensive Income (Loss) Locations
	Years Ended December 31,
	2016	2015	2014
	(In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains(losses)	$(39)	$(81)	$(6)	Net investment gains (losses)
Net unrealized investment gains (losses)	3	13	13	Net investment income
Net unrealized investment gains (losses)	6	(10)	4	Net derivative gains (losses)
Net unrealized investment gains (losses), before income tax	(30)	(78)	11
Income tax (expense) benefit	10	28	(4)
Net unrealized investment gains (losses), net of income tax	$(20)	$(50)	$7
Unrealized gains (losses) on derivatives - cash flow hedges:
Interest rate swaps	$33	$1	$1	Net derivative gains (losses)
Interest rate swaps	3	1	1	Net investment income
Interest rate forwards	2	2	1	Net derivative gains (losses)
Interest rate forwards	2	2	1	Net investment income
Foreign currency swaps	3	—	(6)	Net derivative gains (losses)
Gains (losses) on cash flow hedges, before income tax	43	6	(2)
Income tax (expense) benefit	(15)	(2)	1
Gains (losses) on cash flow hedges, net of income tax	$28	$4	$(1)
Total reclassifications, net of income tax	$8	$(46)	$6